Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Financial instruments measured at fair value on recurring basis by level within the fair value hierarchy

The following table sets forth the financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at Reporting Date Using
	Carrying Value on Balance Sheets	Quote Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2022:
Assets:
Term deposits and short-term investments	1,049,555	—	1,049,555	—
Restricted cash	9,055	9,055	—	—
Available-for-sale debt investments	304	—	—	304
As of December 31, 2023:
Assets:
Term deposits and short-term investments	558,765	—	558,765	—
Restricted cash	7,049	7,049	—	—
Available-for-sale debt investments	309	—	—	309

18. Fair Value Measurements (Continued)

Assets and Liabilities Measured and Disclosed at Fair Value on a Recurring Basis (Continued)

Reconciliation of fair value measurements of available-for-sale debt investments

The following table sets forth the reconciliation of the fair value measurements of available-for-sale debt investments from January 1, 2021 to December 31, 2023 (in thousands):

Fair Value Measurements of Available-for-sale Debt Investments
RMB
Ending balance as of January 1, 2021	36,662
Change in fair value	(6,611)
Currency translation adjustment	(650)
Ending balance as of December 31, 2021	29,401
Change in fair value	(24,010)
Impairment	(5,980)
Currency translation adjustment	893
Ending balance as of December 31, 2022	304
Change in fair value	—
Currency translation adjustment	5
Ending balance as of December 31, 2023	309

Key inputs used in valuation of available-for-sale investments in particle

The key inputs used in valuation of available-for-sale debt investments in Particle as of December 31, 2021, 2022 and 2023 were as follow:

	As of December 31,
	2021	2022	2023
Lack of marketability discount (“DLOM”)	20%	20%	20%
Volatility	49.0%	50.0%	50.0%

18. Fair Value Measurements (Continued)